UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D. C.  20549

FORM 13F

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:	September 30, 2011
Check here if Amendment  [ ];  Amendment Number:
This Amendment (check only one): 	[ ] is a restatement.
	[ ] adds new holdings entries

Institutional Investment Manager Filing this Report:

Name: Foyston, Gordon & Payne Inc.
Address: 1 Adelaide Street East, Suite 2600, Toronto, Ontario, Canada, M5C 2V9

13F File Number:

The institutional investment manager filing this report and the person by whom it is signed hereby represents that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person signing this report on behalf of reporting  manager:

Name:	Kathleen Tecson-Cook
Title: Manager, Compliance & Administration
Phone: 416-362-4725 ext. 250
Signature, Place and Date of Signing:

Kathleen Tecson-Cook, Toronto, Ontario,  October 27, 2011

Report Type (Check only one):
[ ]	13F Holdings Report
[ ]	13F Notice
[x]	13F Combination Report

List of other managers reporting for this manager:

1.	028-01190 Frank Russell Company


I am signing this report as required by the Securities Exchange Act of 1934.

FORM 13F SUMMARY PAGE

Report Summary:

Number of Other included Managers	0
Form 13F Information Table Entry Total:		53
Form 13F Information Table Value Total:		$564,536 (X1000)



List of Other Included Managers:

No.	13F File Number	Name


                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
3M Co.                         COM              88579Y101     7105   98694  SH       SOLE                   98694
Abbott Laboratories            COM              002824100      622   12200  SH       SOLE                   12200
AbitibiBowater Inc.            COM              003687209   126778 8451897  SH       SOLE                 8451897
Amdocs Ltd.                    COM              G02602103     7083  262369  SH       SOLE                  262369
Apache Corp.                   COM              037411105     2690   33627  SH       SOLE                   33627
Archer-Daniels-Midland Co.     COM              039483102    11951  478059  SH       SOLE                  478059
AT&T Inc.                      COM              00206R102    19643  677345  SH       SOLE                  677345
Avon Products Inc.             COM              054303102    12951  647559  SH       SOLE                  647559
Baxter International Inc.      COM              071813109    10041  179320  SH       SOLE                  179320
Becton Dickinson & Co.         COM              075887109      978   13400  SH       SOLE                   13400
Best Buy Co. Inc.              COM              086516101    10459  454776  SH       SOLE                  454776
Chevron Corp.                  COM              166764100     9413  101215  SH       SOLE                  101215
Coca Cola Co.                  COM              191216100     3186   46860  SH       SOLE                   46860
Conagra Foods Inc.             COM              205887102    13530  563770  SH       SOLE                  563770
ConocoPhillips                 COM              20825C104    15783  250531  SH       SOLE                  250531
CVS Caremark Corp.             COM              126650100     8180  240609  SH       SOLE                  240609
Dell Inc.                      COM              24702R101    15660 1118616  SH       SOLE                 1118616
Devon Energy Corp.             COM              25179M103     6417  116682  SH       SOLE                  116682
Diamond Offshore Drilling Inc. COM              25271C102    11355  206466  SH       SOLE                  206466
Du Pont (E.I.) De Nemours      COM              263534109     5285  132133  SH       SOLE                  132133
Eaton Corp.                    COM              278058102     1786   49628  SH       SOLE                   49628
Exxon Mobil Corp.              COM              30231G102     1030   14113  SH       SOLE                   14113
F.N.B. Corp.                   COM              302520101    10365 1151693  SH       SOLE                 1151693
GAP Inc.                       COM              364760108     9667  604212  SH       SOLE                  604212
Garmin Ltd.                    COM              H2906T109     4045  126436  SH       SOLE                  126436
Hewlett-Packard Co.            COM              428236103    19291  876881  SH       SOLE                  876881
IBM                            COM              459200101      547    3126  SH       SOLE                    3126
Intel Corp.                    COM              458140100    19849  945227  SH       SOLE                  945227
Johnson & Johnson              COM              478160104    16574  258982  SH       SOLE                  258982
Kimberly-Clark Corp.           COM              494368103    18304  257806  SH       SOLE                  257806
Kraft Foods Inc.               COM              50075N104     1878   55256  SH       SOLE                   55256
Kroger Co.                     COM              501044101     6148  279478  SH       SOLE                  279478
Lexmark International Inc.     COM              529771107     3330  123338  SH       SOLE                  123338
Medtronic Inc.                 COM              585055106    17748  537841  SH       SOLE                  537841
Merck & Co. Inc.               COM              58933Y105    12415  376241  SH       SOLE                  376241
Microsoft Corp.                COM              594918104    24258  970350  SH       SOLE                  970350
Molson Coors Brewing Co. - B   COM              60871R209    12449  311235  SH       SOLE                  311235
Newell Rubbermaid Inc.         COM              651229106     3328  277389  SH       SOLE                  277389
Pepsico Inc.                   COM              713448108     1374   22175  sH       SOLE                   22175
Philip Morris International    COM              718172109     1205   19450  SH       SOLE                   19450
PNC Financial Services Group   COM              693475105    11327  235994  SH       SOLE                  235994
Portland General Electric Co.  COM              736508847     8455  352308  SH       SOLE                  352308
PPL Corp.                      COM              69351T106    17431  601096  SH       SOLE                  601096
Procter & Gamble Co.           COM              742718109      744   11823  SH       SOLE                   11823
RadioShack Corp.               COM              750438103    10249  854159  SH       SOLE                  854159
Reinsurance Group of America   COM              759351604     5918  128655  SH       SOLE                  128655
State Street Corp.             COM              857477103     7878  246217  SH       SOLE                  246217
Stryker Corp.                  COM              863667101      282    6000  SH       SOLE                    6000
U.S. Bancorp.                  COM              902973304      229    9553  SH       SOLE                    9553
Wal-Mart Stores Inc.           COM              931142103     1051   20220  SH       SOLE                   20220
Waste Management Inc.          COM              94106L109     5737  173867  SH       SOLE                  173867
Wellpoint Inc.                 COM              94973V107     9703  149282  SH       SOLE                  149282
Wells Fargo Co.                COM              949746101      831   34643  SH       SOLE                   34643

